SIGNIFICANT ACCOUNTING POLICIES - Schedule of Debt Securities at Fair Value by Significant Investment Categories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Money market funds	$ 9,959,289	$ 6,750,465
Debt securities at fair value	$ 9,959,289	$ 6,750,465